Compensation of key management (Schedule of Compensation Awarded to Key Management) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and other benefits	$ 1,970	$ 1,651
Stock-based compensation (non-cash)	1,290	2,121
Total	$ 3,260	$ 3,772